Intangible Assets, Net	12 Months Ended
Dec. 31, 2015
Intangible Assets, Net
Intangible Assets, Net

8. Intangible Assets, Net

			Weighted
			Average
	As of December 31,		Amortization
	2014	2015	Periods
	$	$	In years
Intangible assets not subject to amortization are comprised of the following:
Trademark	781,085	736,029

Intangible assets subject to amortization are comprised of the following:
Advertising agency agreement with SINA	106,790,000	106,790,000	8.75
License agreements with SINA	80,660,000	80,660,000	8.75
Exclusive rights with Baidu	45,151,494	54,096,827	—
Computer software licenses	9,534,433	14,733,911	7.17
Customer relationship	12,084,676	11,827,601	4.37
Database license	8,300,000	8,300,000	2.25
Favorable lease term	9,541,891	9,541,891	16.03
Non-compete agreements	3,415,152	3,326,771	0.25
Customer contracts	1,054,964	1,009,216	3.94
Domain name	229,709	222,026	3.88

	276,762,319	290,508,243	8.89
Less: Accumulated amortization
Advertising agency agreement	(51,286,533)	(57,341,457)
License agreements with SINA	(39,377,764)	(43,881,281)
Exclusive rights with Baidu	(43,034,803)	(54,096,827)
Computer software licenses	(4,784,950)	(5,858,041)
Customer relationship	(8,086,039)	(9,101,229)
Database license	(5,126,472)	(6,102,942)
Favorable lease term	(1,167,905)	(1,698,374)
Non-compete agreements	(3,349,230)	(3,303,820)
Customer contracts	(871,174)	(865,459)
Domain name	(77,863)	(111,942)

Intangible assets subject to amortization, net	119,599,586	108,146,871

Total intangible assets, net	120,380,671	108,882,900

In 2011, the Group purchased exclusive rights from Baidu, Inc (‘‘Baidu’’) which allowed it to sell Baidu’s real estate related Brand Link product, which is a form of keyword advertising, and to use and operate Baidu’s exclusive real estate-related web channel for $47,612,100 through August 2014. In October 2013, the Group extended these rights with Baidu to March 2015, without paying additional consideration. The payment schedule of the remaining liability for exclusive rights was also deferred through the extension period. The fair value of $43,847,992 was recognized in 2011 and calculated by discounting the future cash payments to be made from 2012 to 2014. The difference between the fair value and the principal amount of $3,764,108 is being amortized using the effective interest method over the term of the exclusive rights and amounted to $935,177, $52,922 and nil for the years ended December 31, 2013, 2014 and 2015, respectively. In April 2015, the Group extended these rights with Baidu to December 2015, with additional payment of $12,023,475 (RMB75,000,000), which was fully amortized in 2015.

The Group paid $15,347,915, $9,004,710 and $12,023,475 in connection with the exclusive rights in 2013, 2014 and 2015, respectively.

The advertising agency agreement and license agreements with SINA were recognized in connection with the Group’s acquisition of COHT in 2009, which allows the Group to operate SINA’s existing real estate and home furnishing related channels and have the exclusive right to sell advertising relating to real estate, home furnishing and construction materials on these channels as well as SINA’s other websites through 2019. If the Group sells advertising on SINA’s websites other than above channels, it will pay SINA fees of approximately 15% of the revenues generated from these sales. The acquisition cost was recognized as an intangible asset and amortized over the term of the agreement. In March 2014, the advertising agency agreement and license agreements originally signed between the Group and SINA in 2009 were extended an additional five years to March 2024 for no additional consideration. All other terms of the agreements remain the same.

Amortization expense was $37,009,330, $24,677,508 and $28,730,562 for the years ended December 31, 2013, 2014 and 2015, respectively. The Group expects to record amortization expenses of $14,711,092, $14,481,915, $13,370,560, $12,455,303 and $11,788,519 for the years ending December 31, 2016, 2017, 2018, 2019 and 2020 respectively.